Convertible Debentures - Black Scholes options pricing model (Details)	Dec. 29, 2023 $ / shares Y	Oct. 21, 2022 Y
Convertible Debt Issued on October 21, 2022 | Share price
Convertible Debentures
Fair value		0.27
Convertible Debt Issued on October 21, 2022 | Exercise price
Convertible Debentures
Fair value		1.2
Convertible Debt Issued on October 21, 2022 | Expected terms (in years)
Convertible Debentures
Fair value | Y		7
Convertible Debt Issued on October 21, 2022 | Expected volatility
Convertible Debentures
Fair value		109
Convertible Debt Issued on October 21, 2022 | Risk free interest rate
Convertible Debentures
Fair value		1.52
Convertible Debt Issued on December 29, 2023 | Share price
Convertible Debentures
Fair value | $ / shares	4.15
Convertible Debt Issued on December 29, 2023 | Exercise price
Convertible Debentures
Fair value | $ / shares	15
Convertible Debt Issued on December 29, 2023 | Expected terms (in years)
Convertible Debentures
Fair value | Y	10
Convertible Debt Issued on December 29, 2023 | Expected volatility
Convertible Debentures
Fair value	175
Convertible Debt Issued on December 29, 2023 | Risk free interest rate
Convertible Debentures
Fair value	1.72